Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Details on Loans of Company
The classification of loans at December 31, 2015 and 2014 is as follows:

	In Thousands
	2015	2014
Mortgage loans on real estate:
Residential 1-4 family	$349,631	350,758
Multifamily	49,564	31,242
Commercial	625,623	564,965
Construction	275,319	245,830
Farmland	32,114	30,236
Second mortgages	7,551	9,026
Equity lines of credit	46,506	41,496
Total mortgage loans on real estate	1,386,308	1,273,553
Commercial loans	30,537	30,000
Agriculture loans	1,552	1,670
Consumer installment loans:
Personal	40,196	37,745
Credit cards	3,271	3,280
Total consumer installment loans	43,467	41,025
Other loans	9,250	10,530
	1,471,114	1,356,778
Net deferred loan fees	(5,035)	(4,341)
Total loans	1,466,079	1,352,437
Less: Allowance for loan losses	(22,900)	(22,572)
Loans, net	$1,443,179	1,329,865

Schedule of Loans and Leases Receivable Related Parties
An analysis of the activity with respect to such loans to related parties is as follows:

	In Thousands
	December 31,
	2015	2014
Balance, January 1	$11,744	10,821
New loans and renewals during the year	12,329	9,406
Repayments (including loans paid by renewal) during the year	(17,497)	(8,483)
Balance, December 31	$6,576	11,744

Company's Impaired Loans
The following tables, present the Company’s impaired loans at December 31, 2015 and 2014:

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2015
With no related allowance recorded:
Residential 1-4 family	$633	622	—	724	39
Multifamily	—	—	—	—	—
Commercial real estate	4,645	4,643	—	5,048	24
Construction	1,943	1,938	—	486	97
Farmland	575	575	—	431	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$7,796	7,778	—	6,689	160

	In Thousands
	Record Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2015
With allowance recorded:
Residential 1-4 family	$834	827	194	785	47
Multifamily	—	—	—	—	—
Commercial real estate	—	—	—	3,419	—
Construction	—	—	—	—	—
Farmland	—	—	—	144	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$834	827	194	4,348	47

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2015
Total:
Residential 1-4 family	$1,467	1,449	194	1,509	86
Multifamily	—	—	—	—	—
Commercial real estate	4,645	4,643	—	8,467	24
Construction	1,943	1,938	—	486	97
Farmland	575	575	—	575	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$8,630	8,605	194	11,037	207

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2014
With no related allowance recorded:
Residential 1-4 family	$1,891	1,854	—	1,081	114
Multifamily	—	—	—	—	—
Commercial real estate	1,352	2,188	—	5,984	95
Construction	—	—	—	673	—
Farmland	—	—	—	—	—
Second mortgages	281	280	—	222	3
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$3,524	4,322	—	7,960	212

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2014
With allowance recorded:
Residential 1-4 family	$1,219	1,207	376	1,363	61
Multifamily	—	—	—	—	—
Commercial real estate	5,131	6,811	1,135	5,755	202
Construction	—	—	—	1,815	—
Farmland	702	701	120	767	7
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$7,052	8,719	1,631	9,700	270
December 31, 2014
Total:
Residential 1-4 family	$3,110	3,061	376	2,444	175
Multifamily	—	—	—	—	—
Commercial real estate	6,483	8,999	1,135	11,739	297
Construction	—	—	—	2,488	—
Farmland	702	701	120	767	7
Second mortgages	281	280	—	222	3
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$10,576	13,041	1,631	17,660	482

Loans on Nonaccrual Status
The following tables present the Company’s nonaccrual loans, credit quality indicators and past due loans as of December 31, 2015 and 2014.
Loans on Nonaccrual Status

	In Thousands
	2015	2014
Residential 1-4 family	$41	42
Multifamily	—	—
Commercial real estate	4,293	—
Construction	—	—
Farmland	575	574
Second mortgages	—	—
Equity lines of credit	—	—
Commercial	—	—
Agricultural, installment and other	—	—
Total	$4,909	616

Credit Quality Indicators
The following table presents our loan balances by primary loan classification and the amount classified within each risk rating category. Pass rated loans include all credits other than those included in special mention, substandard and doubtful which are defined as follows:

•
Special mention loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.

•
Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•
Doubtful loans have all the characteristics of substandard loans with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The Company considers all doubtful loans to be impaired and places the loans on nonaccrual status.

Credit Quality Indicators

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2015
Pass	$340,019	49,564	612,318	274,926	30,933	7,097	46,361	30,525	54,154	1,445,897
Special mention	6,957	—	8,227	277	200	353	—	10	38	16,062
Substandard	2,655	—	5,078	116	981	101	145	2	77	9,155
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$349,631	49,564	625,623	275,319	32,114	7,551	46,506	30,537	54,269	1,471,114
December 31, 2014
Pass	339,529	31,242	545,301	243,416	29,260	8,007	41,274	29,893	53,048	1,320,970
Special mention	7,681	—	13,313	2,362	57	347	176	18	16	23,970
Substandard	3,548	—	6,351	52	919	672	46	89	161	11,838
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$350,758	31,242	564,965	245,830	30,236	9,026	41,496	30,000	53,225	1,356,778

Age Analysis of Past Due Loans
Age Analysis of Past Due Loans

	In Thousands
	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual and Greater Than 90 Days	Total Nonaccrual and Past Due	Current	Total Loans	Recorded Investment Greater Than 90 Days and Accruing
December 31, 2015
Residential 1-4 family	$3,272	1,198	1,412	5,882	343,749	349,631	1,371
Multifamily	—	—	—	—	49,564	49,564	—
Commercial real estate	172	—	4,293	4,465	621,158	625,623	—
Construction	958	230	—	1,188	274,131	275,319	—
Farmland	88	21	886	995	31,119	32,114	311
Second mortgages	87	—	4	91	7,460	7,551	4
Equity lines of credit	283	89	197	569	45,937	46,506	197
Commercial	2	—	39	41	30,496	30,537	39
Agricultural, installment and other	382	114	56	552	53,717	54,269	56
Total	5,244	1,652	6,887	13,783	1,457,331	1,471,114	1,978
December 31, 2014
Residential 1-4 family	$6,166	1,275	1,352	8,793	341,965	350,758	1,310
Multifamily	—	—	—	—	31,242	31,242	—
Commercial real estate	2,151	242	19	2,412	562,553	564,965	19
Construction	125	91	73	289	245,541	245,830	73
Farmland	88	—	594	682	29,554	30,236	20
Second mortgages	286	18	70	374	8,652	9,026	70
Equity lines of credit	346	—	5	351	41,145	41,496	5
Commercial	37	—	—	37	29,963	30,000	—
Agricultural, installment and other	301	126	44	471	52,754	53,225	44
Total	$9,500	1,752	2,157	13,409	1,343,369	1,356,778	1,541

Transactions in Allowance for Loan Losses
Transactions in the allowance for loan losses for the years ended December 31, 2015 and 2014 are summarized as follows:

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
December 31, 2015
Allowance for loan losses:
Beginning balance	$5,582	172	9,578	5,578	795	61	304	176	326	22,572
Provision	(290)	447	(267)	(455)	(142)	87	303	118	587	388
Charge-offs	(311)	—	(44)	(26)	—	(45)	(14)	—	(664)	(1,104)
Recoveries	43	—	719	39	1	3	1	7	231	1,044
Ending balance	$5,024	619	9,986	5,136	654	106	594	301	480	22,900
Ending balance individually evaluated for impairment	$194	—	—	—	—	—	—	—	—	194
Ending balance collectively evaluated for impairment	$4,830	619	9,986	5,136	654	106	594	301	480	22,706
Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—
Loans:
Ending balance	$349,631	49,564	625,623	275,319	32,114	7,551	46,506	30,537	54,269	1,471,114
Ending balance individually evaluated for impairment	$1,449	—	4,643	1,938	575	—	—	—	—	8,605
Ending balance collectively evaluated for impairment	$348,182	49,564	620,980	273,381	31,539	7,551	46,506	30,537	54,269	1,462,509
Ending balance loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—	—

	In thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
December 31, 2014
Allowance for loan losses:
Beginning balance	4,935	77	10,918	5,159	618	205	300	395	328	22,935
Provision	1,059	95	(378)	102	176	(164)	3	(641)	246	498
Charge-offs	(468)	—	(968)	(7)	—	—	—	(37)	(387)	(1,867)
Recoveries	56	—	6	324	1	20	1	459	139	1,006
Ending balance	5,582	172	9,578	5,578	795	61	304	176	326	22,572
Ending balance individually evaluated for impairment	376	—	1,135	—	120	—	—	—	—	1,631
Ending balance collectively evaluated for impairment	5,206	172	8,443	5,578	675	61	304	176	326	20,941
Ending balance loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—	—
Loans:
Ending balance	350,758	31,242	564,965	245,830	30,236	9,026	41,496	30,000	53,225	1,356,778
Ending balance individually evaluated for impairment	3,061	—	6,455	—	701	280	—	—	—	10,497
Ending balance collectively evaluated for impairment	347,697	31,242	558,510	245,830	29,535	8,746	41,496	30,000	53,225	1,346,281
Ending balance loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—	—

Summary of Carrying Balances of TDRs
The following table summarizes the carrying balances of TDRs at December 31, 2015 and December 31, 2014 (dollars in thousands):

	2015	2014
Performing TDRs	$983	5,448
Nonperforming TDRs	3,121	2,592
Total TDRs	$4,104	8,040

Troubled Debt Restructuring Categorized by Loan
The following table outlines the amount of each troubled debt restructuring categorized by loan classification for the years ended December 31, 2015 and 2014 (dollars in thousands):

	December 31, 2015			December 31, 2014
	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family	2	77	77	6	1,346	1,218
Multifamily	—	—	—	—	—	—
Commercial real estate	—	—	—	2	1,020	1,020
Construction	1	1,938	1,938	—	—	—
Farmland	—	—	—	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	1	3	3
Agricultural, installment and other	1	2	1	1	1	1
Total	4	2,017	2,016	10	2,370	2,242